RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Fair value (gains) losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	$ (1,192)	$ 562
Cross currency interest rate swaps	1,192	(562)
Foreign exchange forward contracts
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	8	562
Cross currency interest rate swaps	(8)	$ (562)
Losses on term loan debt modifications
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	752
Cross currency interest rate swaps	(752)
Cross currency interest rate swaps
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	1,952
Cross currency interest rate swaps	$ (1,952)